Restricted Cash and Short Term Deposits (Details) t in Thousands	1 Months Ended	6 Months Ended
	May 31, 2021 USD ($) t	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2015 USD ($)	Jul. 31, 2013 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 131,268,000	$ 163,181,000
Less: Amounts included in current restricted cash and short-term deposits		(58,421,000)	(100,361,000)
Long-term restricted cash		72,847,000	62,820,000
LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 0	36,747,000
Period for lifting of escrow account		10 years
Financial Guarantee | Discontinued Operations, Disposed of by Sale | Hygo Energy Transition Ltd
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 1,500,000	0
Financial Guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		11,329,000	0
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		51,228,000	36,875,000
Interest Rate Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		3,140,000	8,864,000
Lease Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		799,000	868,000
GoFLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity	$ 100,000,000.0
Credit facility available to project partner				$ 400,000,000
LNG production | t	3,600
GoFLNG Hilli facility | Financial Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits	$ 60,700,000	60,721,000	77,212,000	$ 305,000,000.0
$1.125 billion facility | Line of Credit | Secured Debt
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and short-term deposits		$ 2,551,000	$ 2,615,000
Maximum borrowing capacity					$ 1,125,000,000